Securitisations - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise to extent of continuing involvement	£ 11,951	£ 3,353